Changes in the Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Provision for loan losses	575,720		1,011,880		1,405,807
Recoveries	138,973		96,704		68,537
Charge-offs	(693,711)		(1,249,356)
Net recovery (write-down) related to loans transferred to loans held-for-sale	1,101		(327,207)		0
Balance at end of period	815,308		793,225	[1]	1,261,204
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	430,085
Recoveries	137,457
Net recovery (write-down) related to loans transferred to loans held-for-sale	1,101
Balance at end of period	690,363
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	145,635
Recoveries	1,516
Net recovery (write-down) related to loans transferred to loans held-for-sale	0
Balance at end of period	124,945
Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	(693,711)		(1,249,356)		(1,095,947)
Loans | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	(671,505)
Loans | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	$ (22,206)

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio